Current and Long-Term Debt - ABN AMRO credit facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,767,193,000	$ 1,882,681,000
ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 142,200,000.0
Borrowings instrument term	15 years
Borrowings first installment period	3 months
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 677,300,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	140.00%
Repayments		9,000,000
Unscheduled repayment of borrowings		4,000,000
Debt outstanding		$ 113,300,000	$ 126,400,000
Maturity term after delivery date	5 years
EBITDA To Interest Expense Ratio - Period One [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	2.50
Consolidated Liquidity Requirement - Scenario One [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	$ 500,000
London Interbank Offered Rate (LIBOR) [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.15%